Stock Plan (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity	The following table summarizes the stock option activities under the Company’s stock plans for the years ended December 31, 2020 and 2019 (in thousands, except for share data):

	Options Outstanding		Weighted- Average Remaining Contractual Term (Years)
	Number of Shares	Weighted- Average Exercise Price		Aggregate Intrinsic Value
Balance—January 1, 2019	24,482	$0.28	7.3	$3,555
Granted	29,030	0.66
Exercised	(2,080)	0.22
Expired or canceled	(2,670)	0.42

Balance—December 31, 2019	48,762	$0.50	8.1	$7,698
Granted	13,349	0.81
Exercised	(7,293)	0.21
Expired or canceled	(5,612)	0.54

Balance—December 31, 2020	49,206	$0.62	8.1	$245,565	(1)

Option vested and exercisable—December 31, 2020	20,935	$0.50	7.2	$107,029	(1)

(1)	As corrected to reflect the common stock fair market value per share as of December 31, 2020.

Employee Stock Option Valuation	The assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
	2020	2019
Expected volatility	38.5 – 45.0%	38.4 – 39.1%
Expected term	5.5 – 6.1 Years	5.9 – 6.4 Years
Risk-free interest rate	0.3 – 1.5%	1.6 – 2.4%
Expected dividend yield	0%	0%

Stock-based Compensation Arrangement	The following table presents the amount of stock-based compensation related to stock-based awards to employees in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2020 and 2019 (in thousands):

	Year ended December 31,
	2020	2019
Costs of revenue	$135	$32
Research and development	624	427
Selling, general, and administrative	1,746	1,371
Stock-based compensation, net of amounts capitalized	2,505	1,830
Capitalized stock-based compensation	146	56

Total stock-based compensation	$2,651	$1,886